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                     SUPPLEMENT DATED JANUARY 13, 2006 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
               (FORMERLY, GE LIFE AND ANNUITY ASSURANCE COMPANY)

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1
               (FORMERLY, GE LIFE & ANNUITY SEPARATE ACCOUNT II)

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The Portfolios

PBHG Insurance Series Fund, Inc.

Effective on or about November 1, 2005, PBHG Insurance Series Fund, Inc. was renamed Old Mutual Insurance Company, Inc. and the names of the following portfolios of this fund have changed:

                 Old Name                               New Name
                 --------                               --------
    Liberty Ridge Growth II Portfolio        Old Mutual Growth II Portfolio

 Liberty Ridge Large Cap Growth Portfolio Old Mutual Large Cap Growth Portfolio

In addition, Old Mutual Capital, Inc. will be the new investment adviser for each Portfolio. Munder Capital Management and Turner Investment Partners, Inc. will each serve as co-subadvisers to the Old Mutual Growth II Portfolio. CastleArk Management, LLC and Turner Investment Partners, Inc. will each serve as co-subadvisers to the Old Mutual Large Cap Growth Portfolio.

Further, the investment objective for the Old Mutual Growth II Portfolio is deleted in its entirety and replaced with the following: "Under normal market conditions, the Portfolio, a non-diversified fund, will invest its portion of the Portfolio in not more than 40 large capitalization companies."

All references in the prospectus to the PBHG Insurance Series Fund, Inc., the named portfolios and the investment adviser are revised accordingly.

GE Investments Funds, Inc.

Effective on or about January 3, 2006, GE Investments Funds, Inc. -- Small-Cap Value Equity Fund changed its name to GE Investments Funds, Inc. -- Small-Cap Equity Fund.

All references in the prospectus to the named portfolio of the GE Investments Funds, Inc. are revised accordingly.


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AllianceBernstein Variable Products Series Fund, Inc.

Effective on February 1, 2006, the investment objective of the following portfolio of this fund will change:

                  Portfolio Name                    New Investment Objective
                  --------------                    ------------------------
 AllianceBernstein Growth and Income Portfolio -- Long-term growth of capital.
    Class B

All references in the prospectus to the named portfolio of the AllianceBernstein Variable Products Series Fund, Inc. are revised accordingly.

Please refer to the prospectus and any prospectus supplements for these Funds and their respective Portfolios for additional information.